Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Harvard Bioscience Plan [Member]
Stock Based Compensation [Line Items]
Schedule of Share-based Compensation, Activity [Table Text Block]
The following is a summary of stock option and restricted stock unit activity:

	Stock Options		Restricted Stock Units
	Stock Options	Weighted Average	Restricted Stock
	Outstanding	Exercise Price	Units Outstanding	Grant Date Fair Value
Balance at December 31, 2013	2,500,339	$3.20	326,185	$5.46
Granted	—	—	—	—
Exercised	(66,056)	3.34	—	—
Vested (RSUs)	—	—	(154,628)	—
Cancelled/forfeited	(311,635)	5.58	—	—
Balance at December 31, 2014	2,122,648	2.84	171,557	5.67
Granted	—	—	—	—
Exercised	(918,646)	2.73	—	—
Vested (RSUs)	—	—	(88,648)	4.52
Cancelled/forfeited	(6,585)	3.64	—	—
Balance at December 31, 2015	1,197,417	$2.92	82,909	$4.30

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table summarizes information concerning the Harvard Bioscience Plan currently outstanding and exercisable options as of December 31, 2015:

	Options Outstanding				Options Exercisable
		Weighted				Weighted
		Average				Average
	Number	Remaining	Weighted		Shares	Remaining	Weighted
Range of	Outstanding at	Contractual	Average	Aggregate	Exercisable at	Contractual	Average	Aggregate
Exercise	December	Life	Exercise	Intrinsic	December	Life	Exercise	Intrinsic
Price	31. 2015	in Years	Price	Value	31. 2014	in Years	Price	Value
$2.02 - 3.00	739,636	4.71	$2.36	$817,936	651,046	4.47	$2.34	$737,319
3.01-4.00	247,357	7.10	3.64	-	125,690	6.79	3.65	-
4.01 - 4.04	210,424	5.42	4.04	-	210,424	5.42	4.04	-
$2.02- 4.04	1,197,417	5.33	$2.92	$817,936	987,160	4.97	$2.87	$737,319

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Share-based compensation expense related to Harvard Bioscience employee stock options and restricted stock units for the years ended December 31, 2015 and 2014 was allocated as follows:

	Years Ended December 31,
	2015	2014
	(in thousands)

Research and development	$42	$66
Sales and marketing	-	14
General and administrative	383	683
Total stock-based compensation	$425	$763

Equity Incentive Plan 2013 [Member]
Stock Based Compensation [Line Items]
Schedule of Share-based Compensation, Activity [Table Text Block]
The Company has granted options to purchase common stock and restricted stock units under the Plan. Stock option activity during the nine months ended September 30, 2016 was as follows:

	Amount	Weighted- average exercise price

Outstanding at December 31, 2015	3,253,118	$3.29
Granted	915,000	1.58
Canceled	(288,817)	3.69
Outstanding at September 30, 2016	3,879,301	$2.86

The following is a summary of stock option and restricted stock unit activity:

	Stock Options		Restricted Stock Units
		Weighted Average	Restricted Stock Units	Grant Date
	Stock Options Outstanding	Exercise Price	Outstanding	Fair Value
Balance at December 31, 2013	2,075,707	$4.34	19,492	$6.00
Granted	237,500	7.93	-	-
Exercised	(115,950)	4.90	(9,796)	6.00
Vested (RSUs)	-	-	-	-
Cancelled/forfeited	(190,277)	4.42	(1,716)	6.00
Balance at December 31, 2014	2,006,980	$4.73	7,980	$6.00
Granted	1,855,916	2.06	-	-
Exercised	-	-	-	-
Vested (RSUs)	-	-	(6,721)	6.00
Cancelled/forfeited	(609,778)	4.26	(154)	6.00
Balance at December 31, 2015	3,253,118	$3.29	1,105	$6.00

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table summarizes information concerning 2013 Plan currently outstanding and exercisable options as of December 31, 2015:

	Options Outstanding				Options Exercisable
		Weighted				Weighted
		Average				Average
	Number	Remaining	Weighted		Shares	Remaining	Weighted
Range of	Outstanding At	Contractual	Average	Aggregate	Exercisable At	Contractual	Average	Aggregate
Exercise	December	Life	Exercise	Intrinsic	December	Life	Exercise	Intrinsic
Price	31. 2015	in Years	Price	Value	31. 2015	in Years	Price	Value

$.64 - 2.00	1,389,416	9.56	$1.45	$1,016,407	-	-	$-	$-
2.01 - 4.00	62,416	5.63	3.51	-	47,428	4.78	3.45	-
4.01 - 6.00	1,616,286	7.32	4.29	-	1,106,185	6.72	4.33	-
6.01 - 8.00	50,000	8.76	7.32	-	12,500	8.76	7.32	-
8.01 - 9.06	135,000	8.32	8.76	-	33,750	8.32	8.76	-
$2.05- 9.84	3,253,118	8.31	$3.29	$1,016,407	1,199,863	6.71	$4.45	$-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]	The weighted average assumptions for valuing those options granted were as follows:
Expected volatility	74.26%
Expected dividends	0.00%
Expected term in years	6.13
Risk-free rate	1.50%

The weighted-average estimated value of stock options granted during 2015 and 2014 was $1.41 and $5.25, respectively, using the Black Scholes model with the following weighted-average assumptions:

	Year Ended December 31,
	2015	2014
Volatility	76.84%	74.00%
Risk-free interest rate	1.73%	1.61%
Expected holding period	6.09 years	6.25 years
Dividend yield	-%	-%

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
The Company recorded total stock-based compensation during the three and nine months ended September 30 as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	(in thousands)		(in thousands)

Research and development	$198	$182	$535	$555
General and administrative	164	246	492	3,057
Total stock-based compensation	$362	$428	$1,027	$3,612

Share-based compensation expense related to the 2013 Plan including stock options, restricted stock units, and the employee stock purchase plan for the years ended December 31, 2015 and 2014 was allocated as follows:

	Years Ended December 31,
	2015	2014
	(in thousands)

Research and development	$682	$554
Sales and marketing	40	94
General and administrative	2,819	1,154
Total stock-based compensation	$3,541	$1,802